Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 42,078	$ 56,073	$ 130,285	$ 67,982	$ 51,925	$ 29,655
COST OF REVENUES		(36,364)		(37,145)
OPERATING EXPENSES:
COST OF REVENUES					(853)	(24,812)
GROSS PROFIT	42,078	19,709	130,285	30,837	51,072	4,843
Depreciation and amortization	57,538	84,590	115,844	169,180	337,683	299,874
Selling, general and administrative	1,595,624	513,510	1,966,660	897,911	2,684,310	5,811,832
Written-off prepayments				122,514	122,514
Impairment loss on goodwill		1,080,898		1,080,898	82,692	932,883
Total operating expenses	1,653,162	1,539,590	2,082,504	4,132,108	3,227,199	7,044,589
LOSS FROM OPERATIONS	(1,611,084)	(1,519,881)	(1,952,219)	(4,101,271)	(3,176,127)	(7,039,746)
OTHER INCOME (EXPENSE):
Interest income	9	2	12	4	20	117
Interest expense	(151,028)	(497,080)	(229,278)	(592,911)	(965,163)	(322,201)
Dividend income	5,500	175	7,222	175	3,052
Impairment loss on intangible asset					(750,000)
Impairment loss on other receivables					(705,000)
Impairment loss on marketable securities		(139,408)		1,861,605	(1,951,091)
Gain on sale of marketable securities	439,771	76,968	616,641	76,968	428,621
Unrealised gain on marketable securities					292,126
Loss on disposal of a subsidiary				(70,901)	(70,900)
Gain from deconsolidation of VIE						4,731,804
Foreign currency loss	1,507	4,058	8,755	959	3,678	(1,955)
Other income	200	2,500	2,516	76,064	102,139	75,438
Total other (expense) income, net	295,959	(413,377)	405,868	(509,642)	(3,612,518)	4,483,203
LOSS BEFORE PROVISION FOR INCOME TAXES	(1,315,125)	(1,933,258)	(1,546,351)	(4,610,913)	(6,788,645)	(2,556,543)
Total income tax provision
PROVISIONS FOR INCOME TAXES:
Current
Deferred
LOSS FROM CONTINUING OPERATIONS					(6,788,645)	(2,556,543)
DISCONTINUTED OPERATIONS:
Income (loss) from discontinued operations, net of income taxes						(24,951,086)
NET LOSS	(1,315,125)	(1,933,258)	(1,546,351)	(4,610,913)	(6,788,645)	(27,507,629)
NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(2,224)	352,682	(4,548)	(49,902)	(69,198)	(420,532)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	(1,312,901)	(2,285,940)	(1,541,803)	(4,561,011)	(6,719,447)	(27,087,097)
COMPREHENSIVE LOSS:
Net loss	(1,315,125)	(1,933,258)	(1,546,351)	(4,610,913)	(6,788,645)	(27,507,629)
Foreign currency translation (loss) gain	15,243	(25,755)	38,462	(35,457)	(55,843)	22,302
Comprehensive loss	(1,299,882)	(1,959,013)	(1,507,889)	(4,646,370)	(6,844,488)	(27,485,327)
Net (loss) income attributable to non-controlling interest	(2,224)	352,682	(4,548)	(49,902)	(69,198)	(420,532)
Foreign currency translation gain (loss) from non-controlling interest		122		1,516	1,541	132
Comprehensive loss attributable to common stockholders	$ (1,297,658)	$ (2,311,817)	$ (1,503,341)	$ (4,597,984)	$ (6,776,831)	$ (27,064,927)
NET LOSS PER COMMON SHARE:
Continuing operations – basic and diluted (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.06)	$ (0.01)
Discontinued operations – basic and diluted (in Dollars per share)		0		0	0	(0.13)
Net loss per common share - basic (in Dollars per share)	$ (0.01)	$ 0	$ (0.01)	$ 0	$ (0.06)	$ (0.14)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted (in Shares)	219,060,833	135,665,126	114,984,418	69,482,385	107,723,188	188,332,818